Average Annual Total Returns - PROFUND VP SHORT NASDAQ-100	None OneYear	None FiveYears	None TenYears	None Inception Date	Nasdaq-100® Index OneYear		Nasdaq-100® Index FiveYears		Nasdaq-100® Index TenYears
Total	(42.77%)	(23.11%)	(20.83%)	May 01, 2002	48.88%	[1]	24.27%	[1]	20.63%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.